INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax benefit (expense)
Current: Subsidiaries outside of The Netherlands	$ (1,984)	$ (8,937)	$ (1,345)
Deferred: Subsidiaries outside of the Netherlands	135	331	676
Previous: Subsidiaries outside of The Netherlands	$ 203	$ (614)	$ 79